Pamela M. Krill
Associate General Counsel
Office of General Counsel
Phone:  608/231-8365
Fax:    608/236-8365
E-mail: pam.krill@cunamutual.com







                                                     October 3, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

         Re:    Ultra Series Fund File Nos. 002-87775 and 811-04815

Commissioners:

On behalf of the Ultra Series Fund (the "Trust"), a registered management investment company and EDGAR filer on Form N-1A, this 485APOS submission is being made solely to obtain EDGAR series and class identifiers for the series and classes of the Trust listed below. The Trust set up the series and class information for the portfolios listed below incorrectly after the compliance date of February 6, 2006.

------------------------------------- ----------------------------------------------- --------------------------------
               Series                                     Class                               Effective Date
------------------------------------- ----------------------------------------------- --------------------------------
Conservative Allocation Fund          Conservative Allocation Fund Class Z               May 1, 2006*
Aggressive Allocation Fund            Aggressive Allocation Fund Class Z                 May 1, 2006*
Moderate Allocation Fund              Moderate Allocation Fund Class Z                   May 1, 2006*
Diversified Income Fund               Diversified Income Fund Class Z                    May 1, 2007*
  (formerly Balanced Fund)
Small Cap Growth Fund                 Small Cap Growth Fund Class Z                      May 1, 2007**
Small Cap Value Fund                  Small Cap Value Fund Class Z                       May 1, 2007**
------------------------------------- ----------------------------------------------- --------------------------------

          *Accession number 0000950137-06-004962.
         **Accession number 0000950137-07-006166.

We understand that this 485APOS submission will automatically assign the requested series and class identifiers.

If you have any questions, please do not hesitate to contact the undersigned at
(608) 231-8365.

                                                     Very Truly Yours,

                                                     /s/ Pamela M. Krill

                                                     Pamela M. Krill